Accounting Policies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials and components	$ 1,134,835	$ 945,382	$ 1,534,957
Work in process	1,913,229	1,828,687	1,070,901
Finished goods	427,592	321,234	359,540
Inventory reserves	(221,026)	(256,512)	(248,225)
Inventory, Net	$ 3,254,630	$ 2,838,791	$ 2,717,173